SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Add: accumulated depreciation written-off during the year		$ 470,713
Total net property, plant and equipment	306,175	457,178
Opening gross carrying amount	457,178	42,285
Opening accumulated depreciation and impairment losses	(763,291)	(1,054,204)
Less: depreciation expense charged	(214,929)	(179,800)
Closing accumulated depreciation and impairment losses	(978,220)	(763,291)
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Less: cost written-off during the year		(470,713)
Add: additions purchased during the year	63,926	594,693
Total net property, plant and equipment	1,284,395	1,220,469
Opening gross carrying amount	1,220,469	1,096,489
Laboratory Equipment [Member]
IfrsStatementLineItems [Line Items]
Opening net carrying amount	960,872	426,701
Less: cost written-off during the year		(23,484)
Add: additions purchased during the year	14,747	557,655
Less: accumulated depreciation	(744,615)	(571,467)
Add: accumulated depreciation written-off during the year		23,484
Total net property, plant and equipment	231,004	412,889
Opening gross carrying amount	412,889
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Opening net carrying amount	251,852	672,538
Less: cost written-off during the year		(447,229)
Add: additions purchased during the year	40,965	26,543
Less: accumulated depreciation	(230,186)	(664,164)
Add: accumulated depreciation written-off during the year		447,229
Total net property, plant and equipment	62,631	34,917
Opening gross carrying amount	34,917
Office equipment [member]
IfrsStatementLineItems [Line Items]
Opening net carrying amount	10,495
Less: cost written-off during the year
Add: additions purchased during the year	8,214	10,495
Less: accumulated depreciation	(6,169)	(1,123)
Add: accumulated depreciation written-off during the year
Total net property, plant and equipment	12,540	9,372
Opening gross carrying amount	9,372
Less: depreciation expense charged	$ (5,046)	$ (1,123)